Schwab 1000 Index Fund
Schwab 1000 Index® Fund
Investment objective
The fund’s goal is to match the total return of the Schwab 1000 Index®.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab 1000 Index Fund Investor Shares
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab 1000 Index Fund Investor Shares
Management fees		0.23%
Distribution (12b-1) fees		none
Other expenses		0.11%
Total annual operating expenses		0.34%
Less expense reduction		(0.05%)
Total annual fund operating expenses after expense reduction	[1]	0.29%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 year	5 year	10 year
Schwab 1000 Index Fund Investor Shares	30	93	163	368

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal investment strategies

To pursue its goal, the fund generally invests in stocks that are included in the Schwab 1000 Index®. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

The fund generally gives the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.

The Schwab 1000 Index includes the stocks of the largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks

The fund may make use of certain management techniques in seeking to enhance its after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions to its shareholders.

The fund may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

The fund may concentrate its investments in an industry or group of industries to the extent that its index is also so concentrated.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large- and mid-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large- and Mid-Cap Risk. Many of the risks of this fund are associated with its investment in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offered multiple classes of shares. The performance and financial history of the fund is that of the fund’s former Investor Shares. Accordingly, the past performance information of the fund’s former Investor Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 16.09% Q2 2009 Worst quarter: (22.34%) Q4 2008
Average annual total returns (%) as of 12/31/11
Average Annual Total Returns Schwab 1000 Index Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 year	10 year
Before taxes Investor Shares		Before taxes		1.27%	(0.11%)	3.17%
After taxes on distributions Investor Shares		After taxes on distributions		0.33%	(0.55%)	2.76%
After taxes on distributions and sale of shares Investor Shares		After taxes on distributions and sale of shares		2.00%	(0.13%)	2.63%
Schwab 1000 Index	Comparative Indices	Schwab 1000 Index	(reflects no deduction for expenses or taxes)	1.38%	0.12%	3.47%
S&P 500 Index	Comparative Indices	S&P 500® Index	(reflects no deduction for expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Central Index Key	dei_EntityCentralIndexKey	0000869365
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Schwab 1000 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab 1000 Index® Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s goal is to match the total return of the Schwab 1000 Index®.
Fund fees and expenses	si869365_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Portfolio turnover	si869365_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally invests in stocks that are included in the Schwab 1000 Index®. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

The fund generally gives the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.

The Schwab 1000 Index includes the stocks of the largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks

The fund may make use of certain management techniques in seeking to enhance its after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions to its shareholders.

The fund may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

The fund may concentrate its investments in an industry or group of industries to the extent that its index is also so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the fund generally invests in stocks that are included in the Schwab 1000 Index®. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large- and mid-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the benchmark index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large- and Mid-Cap Risk. Many of the risks of this fund are associated with its investment in the large- and mid-cap segments of the U.S. stock market. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — the fund’s large- and mid-cap holdings could reduce performance.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	si869365_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of two indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/prospectus. On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund, and the fund no longer offered multiple classes of shares. The performance and financial history of the fund is that of the fund’s former Investor Shares. Accordingly, the past performance information of the fund’s former Investor Shares is shown below.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of two indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current performance information, please see www.schwabfunds.com/prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schwabfunds.com/prospectus
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.09% Q2 2009 Worst quarter: (22.34%) Q4 2008
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (%) as of 12/31/11
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Schwab 1000 Index Fund | Investor Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.34%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.29% [1]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	30
3 year	rr_ExpenseExampleYear03	93
5 year	rr_ExpenseExampleYear05	163
10 year	rr_ExpenseExampleYear10	368
Annual total returns	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	1.27%
2010	rr_AnnualReturn2010	15.96%
2009	rr_AnnualReturn2009	27.68%
2008	rr_AnnualReturn2008	(37.28%)
2007	rr_AnnualReturn2007	5.76%
2006	rr_AnnualReturn2006	15.20%
2005	rr_AnnualReturn2005	6.05%
2004	rr_AnnualReturn2004	10.82%
2003	rr_AnnualReturn2003	28.74%
2002	rr_AnnualReturn2002	(21.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.34%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Schwab 1000 Index Fund | Before taxes | Investor Shares
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Before taxes
1 year	rr_AverageAnnualReturnYear01	1.27%
5 year	rr_AverageAnnualReturnYear05	(0.11%)
10 year	rr_AverageAnnualReturnYear10	3.17%
Schwab 1000 Index Fund | After taxes on distributions | Investor Shares
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.33%
5 year	rr_AverageAnnualReturnYear05	(0.55%)
10 year	rr_AverageAnnualReturnYear10	2.76%
Schwab 1000 Index Fund | After taxes on distributions and sale of shares | Investor Shares
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year	rr_AverageAnnualReturnYear01	2.00%
5 year	rr_AverageAnnualReturnYear05	(0.13%)
10 year	rr_AverageAnnualReturnYear10	2.63%
Schwab 1000 Index Fund | Schwab 1000 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Comparative Indices
Label	rr_AverageAnnualReturnLabel	Schwab 1000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	1.38%
5 year	rr_AverageAnnualReturnYear05	0.12%
10 year	rr_AverageAnnualReturnYear10	3.47%
Schwab 1000 Index Fund | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Comparative Indices
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 year	rr_AverageAnnualReturnYear05	(0.25%)
10 year	rr_AverageAnnualReturnYear10	2.92%

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the portfolio's Board of Trustees.